EARNINGS (LOSS) PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE,BASIC AND DILUTED

The following table sets forth the components used in the computation of basic and diluted income per share:

	Three Months Ended		Nine Months Ended
	October 1, 2022	October 2, 2021	October 1, 2022	October 2, 2021
Numerator:
Net Income (Loss)	$1,032	$8,713	$(3,556)	$14,873
Less: Dividends paid to Series A preferred shareholders	-	-	-	-
Less: Dividends paid to Series E, E-1, G, G-1 preferred shareholders	-	(83)	-	(795)
Less: Deemed dividend	-	-	-	(1,798)
Less: Net income allocated to participating equity	-	(1,077)	-	(1,763)
Net Income (Loss) Attributable to Common Equity	$1,032	$7,553	$(3,556)	$10,517
Effect of dilutive securities:
Add: Dividends paid to Series E, E-1, G, G-1 preferred shareholders		83		795
Net income available to common and preferred shareholders for diluted earnings per share		$7,636		$11,312

Denominator:
Weighted average basic common shares outstanding	2,401,961	1,079,050	1,980,398	737,729
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	—	25,433	—	103,775
Total weighted average common shares outstanding if preferred shares converted to common shares	2,401,961	1,104,483	1,980,398	841,064
Effect of dilutive securities:		—		—
Restricted shares		3,426		3,426
Weighted average diluted shares outstanding		1,107,910		8,44,929

Earnings (loss) per common share:
Basic	$0.43	$7.00	$(1.80)	$14.26
Diluted	$0.43	$6.89	$(1.80)	$13.40

The following table sets forth the components used in the computation of basic and diluted income per share:

	Fiscal 2021	Fiscal 2020
Numerator:
Net Income (Loss)	$8,158	$(15,642)

Dividends - Series A Preferred Stock - related party	-	125
Dividends - Series E Preferred Stock - related party	319	2,472
Dividends - Series E-1 Preferred Stock - related party	192	756
Dividends - Series G Preferred Stock - related party	166	-
Dividends - Series G-1 Preferred Stock - related party	118	-
Deemed Dividend	1,798	4,690

Net Income (Loss) Attributable to Common Equity	$5,565	$(23,685)

Less: Net income allocated to participating equity	(2,395)	-
Net income (loss) available to common shareholders for basic earnings per share	3,170	(23,685)
Effect of dilutive securities:
Add: Dividends paid to Series E, E-1, G, G-1 preferred shareholders	795
Net income (loss) available to commons and preferred shareholders for diluted earnings per share	$3,965

Denominator:
Weighted average basic common shares outstanding	952,207	149,515
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	104,387	—
Total weighted average common shares outstanding if preferred shares converted to common shares	1,056,594	149,515
Effect of dilutive securities:	—
Restricted shares	5,947
Weighted average diluted shares outstanding	1,062,541

Income per common share:
Basic	$3.30	$(158.40)
Diluted	$3.70	(158.40)